UNAUDITED CONDENSED STATEMENTS OF OPERATIONS	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
General and administrative expenses	$ 1,640,492
Administrative expenses - related party	165,000
Loss from operations	(1,805,492)
Other income (expenses):
Change in fair value of derivative warrant liabilities	3,923,200
Financing cost - derivative warrant liabilities	(821,170)
Income from investments held in Trust Account	23,891
Net income	$ 1,320,429
Class A ordinary shares
Other income (expenses):
Basic weighted average ordinary shares outstanding | shares	36,976,438
Diluted weighted average shares outstanding | shares	36,976,438
Basic net income (loss) per ordinary share | $ / shares	$ 0.03
Diluted net income (loss) per ordinary share | $ / shares	$ 0.03
Class B ordinary shares
Other income (expenses):
Basic weighted average ordinary shares outstanding | shares	10,205,753
Diluted weighted average shares outstanding | shares	10,350,000
Basic net income (loss) per ordinary share | $ / shares	$ 0.03
Diluted net income (loss) per ordinary share | $ / shares	$ 0.03